Invested Assets and Investment Income - Summary of Total Investment Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment Expenses [line items]
Total investment expenses	$ 1,980	$ 1,787
Related to invested assets [Member]
Investment Expenses [line items]
Total investment expenses	633	649
Related to segregated, mutual and other funds [Member]
Investment Expenses [line items]
Total investment expenses	$ 1,347	$ 1,138